Feb. 01, 2021
Virtus Duff & Phelps Select MLP and Energy Fund
Virtus Duff & Phelps Select MLP and Energy Fund

Virtus Alternative Solutions Trust

Supplement dated February 1, 2021 to the

Summary Prospectuses and Statutory Prospectus each

dated February 28, 2020, as supplemented

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT FILED PREVIOUSLY ON

DECEMBER 18, 2020 TO THE ABOVE-REFERENCED PROSPECTUSES.

THIS SUPPLEMENT INCLUDES ADDITIONAL INFORMATION WHICH WAS

INADVERTENTLY OMITTED IN THE EARLIER SUPPLEMENT.

Important Notice to Investors

Effective February 1, 2021, certain changes relating to sales charges and compensation to dealers will be made. These changes include lowered Sales Charges for Class A Shares of the funds and dealers will no longer need to have an aggregate value of $50,000 or more per fund CUSIP to qualify for payment of 12b-1 fees. In addition, a maximum purchase amount will be applied to purchases of Class C Shares. Please see below for details about these changes.

Summary Prospectus Changes

Beginning on February 1, 2021, in the “Shareholder Fees” table of the “Fees and Expenses” section of the summary prospectus, the Class A Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price) will be 5.50%. Prior to February 1, 2021, the Class A Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price) will remain 5.75%.

In addition, for the Funds, the “Performance Information” section of the summary prospectuses reflects the higher sales charge before it will be lowered. Therefore, if you purchase Class A Shares with the new sales charges effective February 1, 2021, the Performance Information section of the summary prospectuses may be different than what is stated in the current prospectuses.

Investors should retain this supplement with the Prospectuses for future reference.